Income Taxes - (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Valuation Allowance [Line Items]
Valuation allowance for deferred tax assets	$ 25,971	$ 2,681
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2038
Domestic Tax Authority [Member]
Valuation Allowance [Line Items]
Operating Loss Carryforwards	$ 101,309
operating loss carryforwards not utilized	71,122
Operating Loss Carry forwards Utilized	30,187
State and Local Jurisdiction [Member]
Valuation Allowance [Line Items]
Operating Loss Carryforwards	$ 104,880